Equity Based Compensation - Summary of the Activity Related to Performance Based Awards (Details) - Performance Based Awards - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	5,752	5,752
Unvested Shares, Granted			5,752
Unvested Shares, Ending Balance	5,752	5,752	5,752
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.78	$ 9.78
Unvested Weighted-Average Grant-Date Fair Value, Granted			$ 9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.78	$ 9.78	$ 9.78
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	267,107	130,638
Unvested Shares, Granted	113,429	148,387	130,638
Unvested Shares, Forfeited		(11,918)
Unvested Shares, Ending Balance	380,536	267,107	130,638
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.21	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Granted	13.18	9.3	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Forfeited		9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 10.39	$ 9.21	$ 9.09